44. Business segment reporting (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
(Condensed) Income Statement
NET INTEREST INCOME		R$ 44,442,712	R$ 44,321,107	R$ 41,921,342
Income from equity instruments		33,754	18,933	32,623
Income from companies accounted for by the equity method		112,261	149,488	65,958
Net fee and commission income		16,228,214	15,713,152	14,132,159
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(11,702,902)	(325,992)	(5,589,273)
Other operating expense (net)		(872,510)	(1,107,720)	(1,055,850)
TOTAL INCOME		48,241,529	58,768,968	49,506,959
Personnel expenses		(8,871,482)	(9,327,714)	(9,206,007)
Other administrative expenses		(8,243,478)	(7,613,812)	(7,586,131)
Depreciation and amortization		2,579,127	2,391,857	1,739,959
Provisions (net)		(1,656,546)	(3,681,586)	(1,999,604)
Impairment losses on financial assets (net)		(17,450,189)	(13,369,906)	(12,713,435)
Impairment losses on non-financial assets (net)		(84,907)	(131,435)	(508,310)
Other non-financial gains (losses)		308,176	20,489	156,258
OPERATING PROFIT BEFORE TAX	[1]	9,663,975	22,273,147	15,909,771
Currency Hedge	[1]	13,583,011	1,264,279	5,867,320
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	23,246,987	23,537,426	21,777,091
Condensed Income Statement Commercial Banking [Member]
(Condensed) Income Statement
NET INTEREST INCOME		41,457,352	42,043,774	39,390,512
Income from equity instruments		3,617	4,864	9,974
Income from companies accounted for by the equity method		84,051	149,488	65,958
Net fee and commission income		14,405,280	13,923,272	12,537,112
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(13,515,305)	(1,541,343)	(6,752,093)
Other operating expense (net)		(767,088)	(1,069,052)	(965,466)
TOTAL INCOME		41,667,906	53,511,003	44,285,998
Personnel expenses		(8,139,785)	(8,554,254)	(8,404,198)
Other administrative expenses		(7,634,670)	(7,139,828)	(7,186,035)
Depreciation and amortization		(2,488,517)	(2,297,010)	(1,637,484)
Provisions (net)		(1,638,787)	(3,668,709)	(1,947,578)
Impairment losses on financial assets (net)		(17,379,570)	(13,423,361)	(12,419,979)
Impairment losses on non-financial assets (net)		(28,403)	(73,216)	(450,201)
Other non-financial gains (losses)		308,176	20,489	156,258
OPERATING PROFIT BEFORE TAX	[1]	4,666,350	18,375,114	12,396,779
Currency Hedge	[1]	13,583,011	1,264,279	5,867,320
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	18,249,361	19,639,393	18,264,099
Condensed Income Statement Global Wholesale Banking [Member]
(Condensed) Income Statement
NET INTEREST INCOME		2,985,361	2,277,333	2,530,830
Income from equity instruments		30,137	14,069	22,649
Income from companies accounted for by the equity method		28,210	0	0
Net fee and commission income		1,822,934	1,789,880	1,595,047
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	1,812,403	1,215,351	1,162,820
Other operating expense (net)		(105,422)	(38,668)	(90,384)
TOTAL INCOME		6,573,623	5,257,965	5,220,961
Personnel expenses		(731,697)	(773,460)	(801,809)
Other administrative expenses		(608,808)	(473,984)	(400,096)
Depreciation and amortization		(90,610)	(94,847)	(102,475)
Provisions (net)		(17,759)	(12,877)	(52,026)
Impairment losses on financial assets (net)		(70,619)	53,455	(293,456)
Impairment losses on non-financial assets (net)		(56,504)	(58,219)	(58,109)
Other non-financial gains (losses)		0	0	0
OPERATING PROFIT BEFORE TAX	[1]	4,997,625	3,898,033	3,512,992
Currency Hedge	[1]	0	0	0
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	R$ 4,997,626	R$ 3,898,033	R$ 3,512,992

[1]	Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under ' on financial assets and liabilities 'fully offset in the line of Taxes.